SHARE-BASED COMPENSATION and STOCK OPTIONS - RESTRICTED COMMON SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2013
Additional disclosures
Common shares reserved for issuance under Equity Incentive Plan			2,141,169
Common shares available for issuance under Equity Incentive Plan	696,156
Restricted Common Stock
Share-based compensation and stock options
Fair value of the membership interests granted (in dollars per share)	$ 50
Total compensation expense recorded as director fees	$ 100,000	$ 100,000
Summary of restricted common stock
Nonvested at the beginning of the period (in shares)	28,000	42,000
Granted (in shares)	0	0
Forfeited (in shares)	0	0
Vested (in shares)	(14,000)	(14,000)
Nonvested at the end of the period (in shares)	14,000	28,000
Additional disclosures
Total unrecognized compensation cost	$ 20,833
Weighted average period over which total unrecognized compensation cost is expected to be recognized	3 months